Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LEGG MASON PARTNERS INVESTMENT TRUST
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Feb. 01, 2025